JOINT VENTURE AND OPTIONS TRANSACTION	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]

Note 4 – Joint Venture and Options Transaction

In Good Health

On October 31, 2018, the Company, CLS Massachusetts, and IGH, which converted to a for-profit corporation on November 6, 2018 (the “Conversion”), entered into the IGH Option Agreement. Under the terms of the IGH Option Agreement, CLS Massachusetts had an exclusive option to acquire all of the outstanding capital stock of IGH (the “IGH Option”) during the period beginning on the earlier of the date that is one year after the effective date of the Conversion and December 1, 2019, and ending on the date that is 60 days after such date (the “Option Period”). If CLS Massachusetts exercised the IGH Option, the Company, a wholly-owned subsidiary of the Company and IGH would enter into the IGH Merger Agreement (the form of which had been agreed to by the parties). At the effective time of the merger contemplated by the IGH Merger Agreement, CLS Massachusetts would pay a purchase price of $47,500,000, subject to reduction as provided in the IGH Merger Agreement, payable as follows: $35 million in cash, $7.5 million in the form of a five-year promissory note, and $5 million in the form of restricted common stock of the Company, plus $2.5 million as consideration for a non-competition agreement with IGH’s President, payable in the form of a five-year promissory note.

IGH and certain IGH stockholders holding sufficient aggregate voting power to approve the transactions contemplated by the IGH Merger Agreement entered into agreements pursuant to which such stockholders, among other things, agreed to vote in favor of such transactions.

On October 31, 2018, as consideration for the IGH Option, the Company made a loan to IGH (the “IGH Loan”), in the principal amount of $5,000,000 (the “IGH Loan Amount”), subject to the terms and conditions set forth in that certain Loan Agreement, dated as of October 31, 2018 between IGH as the borrower and the Company as the lender (the “IGH Loan Agreement”) (see note 9). The IGH Loan is evidenced by a secured promissory note of IGH (the “IGH Note”), which bears interest at the rate of 6% per annum and matures on October 31, 2021. The Company recorded interest income in the amounts of $39,346 and $74,795 on the IGH Loan during the three months ended February 28, 2021 and February 29, 2020, respectively. The Company recorded interest income in the amounts of $149,972 and $225,205 on the IGH Loan during the nine months ended February 28, 2021 and February 29, 2020, respectively. On March 1, 2020, the Company capitalized interest in the amount of $399,453 into the principal amount due. During the three and nine months ended February 28, 2021, the Company received payments on the IGH Note in the amounts of $196,765 and $1,696,765, which comprise $158,340 and $1,544,291 of principal and $38,424 and $152,473 of interest, respectively.

On February 27, 2021, IGH notified the Company that it did not plan to make further payments under the IGH Note on the theory that the Break-Up Fee (as defined below) excused additional payments. The Company vehemently disagrees with this assertion, which remains in litigation. The Company has requested permission from the court to file an amended complaint to accelerate the due date of all remaining amounts under the IGH Note and receive default interest as a result of IGH’s breach of the IGH Note, as well as to add a fraud count to the complaint. During the nine months ended February 28, 2021, the Company impaired the remaining amounts due under the IGH Note in the amount of $2,498,706, which includes $2,497,884 in principal and $822 in accrued interest. As of February 28, 2021, the principal balance of the IGH Note was $0 and the interest receivable was $0.

To secure the obligations of IGH to the Company under the IGH Loan Agreement and the IGH Note, the Company and IGH entered into a Security Agreement dated as of October 31, 2018 (the “IGH Security Agreement”), pursuant to which IGH granted to the Company a first priority lien on and security interest in all personal property of IGH.

If the Company did exercise the IGH Option on or prior to the date that is 30 days following the end of the Option Period, the IGH Loan Amount would be reduced to $2,500,000 as a break-up fee (the “Break-Up Fee”), except in the event of a Purchase Exception (as defined in the IGH Option Agreement), in which case the Break-Up Fee would not apply and there would be no reduction to the Loan Amount.

On August 26, 2019, the parties amended the IGH Option to, among other things, extend the Option Period and delay closing until January 2020. By letter agreement dated January 31, 2020, the Company, CLS Massachusetts and IGH extended the IGH Option Agreement to February 4, 2020. On February 4, 2020, CLS Massachusetts exercised the IGH Option. By letter dated February 26, 2020, the Company informed IGH that as a result of its breaches of the IGH Option, which remained uncured, an event of default had occurred under the IGH Note. The Company advised IGH that it was electing to cause the IGH Note to bear interest at the default rate of 15% per annum effective February 26, 2020 and to accelerate all amounts due under the Note. This dispute, including whether IGH breached the IGH Option and whether CLS is entitled to collect default interest, is now in litigation.

On March 3, 2020, the Company filed a claim for declaratory relief, among other things, requesting the court declare that CLS Massachusetts had validly exercised the IGH Option and instruct IGH to comply with its diligence requests and ultimately execute a merger agreement with CLS and CLS Massachusetts. The dispute regarding whether CLS Massachusetts properly exercised the IGH Option arose after CLS Massachusetts delivered a notice of exercise to IGH and IGH subsequently asserted that CLS Massachusetts’ exercise was invalid. CLS and CLS Massachusetts intend to pursue this suit vigorously and believe that their claims are meritorious, however, there can be no assurance as to the ultimate outcome of this matter.

CannAssist

On January 29, 2019, the Company made a line of credit loan to CannAssist in the principal amount of up to $500,000, subject to the terms and conditions set forth in the CannAssist Loan Agreement. Any draws on the line of credit in excess of $150,000 will only be made in the sole discretion of the Company. The loan is evidenced by the CannAssist Note, which bears interest at the rate of 8% per annum and is personally guaranteed by the two equity owners of CannAssist. On June 24, 2019, the Company advanced the sum of $175,000 to CannAssist, increasing the balance due to the Company under the CannAssist Note to $325,000. The Company recorded interest income in the amounts of $0 and $1,638 on the CannAssist loan during the three months ended February 28, 2021 and February 29, 2020, respectively. The Company recorded interest income in the amounts of $0 and $12,536 on the CannAssist loan during the nine months ended February 28, 2021 and February 29, 2020, respectively.

To secure the obligations of CannAssist to the Company under the CannAssist Loan Agreement and the CannAssist Note, the Company and CannAssist entered into a security agreement dated as of January 29, 2019, pursuant to which CannAssist granted to the Company a first priority lien on and security interest in all personal property of CannAssist.

On March 11, 2019, the Company, through its wholly-owned subsidiary, CLS Massachusetts, entered into the CannAssist Purchase Agreement with CannAssist, each of the members of CannAssist, and David Noble, as the members’ representative.

On August 26, 2019, the Company and CannAssist amended the CannAssist Note. Pursuant to the amendment, there will be no additional advances under the CannAssist Note beyond the $150,000 advanced on February 4, 2019, and the $175,000 advanced on June 24, 2019. In addition, the CannAssist Note was to become due and payable in full on or before February 28, 2020. Finally, the Company and CannAssist terminated the CannAssist Purchase Agreement.

On December 23, 2019, the Company received payment in full on the CannAssist loan in the amount of $342,567, which comprises $325,000 of principal and $17,567 of interest.

NOTE 5 – JOINT VENTURE AND OPTIONS TRANSACTION

In Good Health

On October 31, 2018, the Company, CLS Massachusetts, and IGH, which converted to a for-profit corporation on November 6, 2018 (the “Conversion”), entered into the IGH Option Agreement. Under the terms of the IGH Option Agreement, CLS Massachusetts has an exclusive option to acquire all of the outstanding capital stock of IGH (the “IGH Option”) during the period beginning on the earlier of the date that is one year after the effective date of the Conversion and December 1, 2019, and ending on the date that is 60 days after such date (the “Option Period”). If CLS Massachusetts exercises the IGH Option, the Company, a wholly-owned subsidiary of the Company and IGH will enter into the IGH Merger Agreement (the form of which has been agreed to by the parties). At the effective time of the merger contemplated by the IGH Merger Agreement, CLS Massachusetts will pay a purchase price of $47,500,000, subject to reduction as provided in the IGH Merger Agreement, payable as follows: $35 million in cash, $7.5 million in the form of a five-year promissory note, and $5 million in the form of restricted common stock of the Company, plus $2.5 million as consideration for a non-competition agreement with IGH’s President, payable in the form of a five-year promissory note.

IGH and certain IGH stockholders holding sufficient aggregate voting power to approve the transactions contemplated by the IGH Merger Agreement have entered into agreements pursuant to which such stockholders have, among other things, agreed to vote in favor of such transactions.

On October 31, 2018, as consideration for the IGH Option, the Company made a loan to IGH (the “IGH Loan”), in the principal amount of $5,000,000 (the “IGH Loan Amount”), subject to the terms and conditions set forth in that certain Loan Agreement, dated as of October 31, 2018 between IGH as the borrower and the Company as the lender (the “IGH Loan Agreement”) (see note 9). The IGH Loan is evidenced by a secured promissory note of IGH (the “IGH Note”), which bears interest at the rate of 6% per annum and matures on October 31, 2021. The Company recorded interest income in the amount of $296,250 and $174,247 on the IGH Loan during the years ended May 31, 2020 and 2019, respectively. On March 1, 2020, the Company capitalized interest in the amount of $399,453 into the principal amount due. During the year ended May 31, 2020, the Company also received payments on this note in the amount of $1,425,000, which is made up of $1,357,278 of principal and $67,722 of interest. As of May 31, 2020, the principal balance of the IGH Note was $4,042,175 and the balance of interest receivable was $3,322.

To secure the obligations of IGH to the Company under the IGH Loan Agreement and the IGH Note, the Company and IGH entered into a Security Agreement dated as of October 31, 2018 (the “IGH Security Agreement”), pursuant to which IGH granted to the Company a first priority lien on and security interest in all personal property of IGH.

If the Company does not exercise the IGH Option on or prior to the date that is 30 days following the end of the Option Period, the IGH Loan Amount will be reduced to $2,500,000 as a break-up fee (the “Break-Up Fee”), except in the event of a Purchase Exception (as defined in the IGH Option Agreement), in which case the Break-Up Fee will not apply and there will be no reduction to the Loan Amount.

On August 26, 2019, the parties amended the IGH Option to, among other things, extend the Option Period and delay closing until January 2020. By letter agreement dated January 31, 2020, the Company, CLS Massachusetts and IGH extended the IGH Option Agreement to February 4, 2020. On February 4, 2020, CLS Massachusetts exercised the IGH Option. By letter dated February 26, 2020, the Company informed IGH that as a result of its breaches of the IGH Option, which remained uncured, an event of default had occurred under the IGH Note. The Company advised IGH that it was electing to cause the IGH Note to bear interest at the default rate of 15% per annum effective February 26, 2020 and to accelerate all amounts due under the Note. This dispute, including whether IGH breached the IGH Option and whether CLS is entitled to collect default interest, is now in litigation.

On March 3, 2020, the Company filed a claim for declaratory relief, among other things, requesting the court declare that CLS Massachusetts had validly exercised the IGH Option and instruct IGH to comply with its diligence requests and ultimately execute a merger agreement with CLS and CLS Massachusetts. The dispute regarding whether CLS Massachusetts properly exercised the IGH Option arose after CLS Massachusetts delivered a notice of exercise to IGH and IGH subsequently asserted that CLS Massachusetts’ exercise was invalid. CLS and CLS Massachusetts intend to pursue this suit vigorously and believe that their claims are meritorious, however, there can be no assurance as to the ultimate outcome of this matter.

CannAssist

On January 29, 2019, the Company made a line of credit loan to CannAssist in the principal amount of up to $500,000, subject to the terms and conditions set forth in the CannAssist Loan Agreement. Any draws on the line of credit in excess of $150,000 will only be made in the sole discretion of the Company. The loan is evidenced by the CannAssist Note, which bears interest at the rate of 8% per annum and is personally guaranteed by the two equity owners of CannAssist. On June 24, 2019, the Company advanced the sum of $175,000 to CannAssist, increasing the balance due to the Company under the CannAssist Note to $325,000. The Company recorded interest income in the amount of $14,673 and $4,011 on the loan during the years ended May 31, 2020 and 2019, respectively.

To secure the obligations of CannAssist to the Company under the CannAssist Loan Agreement and the CannAssist Note, the Company and CannAssist entered into a security agreement dated as of January 29, 2019, pursuant to which CannAssist granted to the Company a first priority lien on and security interest in all personal property of CannAssist.

On March 11, 2019, the Company, through its wholly-owned subsidiary, CLS Massachusetts, entered into the CannAssist Purchase Agreement with CannAssist, each of the members of CannAssist, and David Noble, as the members’ representative.

On August 26, 2019, the Company and CannAssist amended the CannAssist Note. Pursuant to the amendment, there will be no additional advances under the CannAssist Note beyond the $150,000 advanced on February 4, 2019, and the $175,000 advanced on June 24, 2019. In addition, the CannAssist Note shall become due and payable in full on or before February 28, 2020. Finally, the Company and CannAssist terminated the CannAssist Purchase Agreement.

On December 23, 2019, the Company received payment in full on the CannAssist loan in the amount of $342,567, which comprises $325,000 of principal and $17,567 of interest.